Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Interest income:
Loans, including fees	$ 10,347	$ 10,219
Securities, taxable	967	1,044
Other interest-earning assets	139	163
Total interest income	11,453	11,426
Interest expense:
Deposits	1,952	2,038
Mortgage escrow funds	28	24
Borrowings, short term		15
Borrowings, long term	1,687	1,687
Total interest expense	3,667	3,764
Net interest income	7,786	7,662
Provision for loan losses	86	366
Net interest income after provision for loan losses	7,700	7,296
Non-interest income:
Fees and service charges	166	201
Net gain on sale of loans	256	361
Net gain on sale and call of securities		457
Other	8	10
Total non-interest income	430	1,029
Non-interest expenses:
Salaries and employee benefits	4,253	4,106
Net occupancy	1,191	1,174
Equipment	729	675
Professional fees	547	645
Advertising	90	201
Federal insurance premiums	253	260
Directors' fees	218	245
Other insurance	80	75
Bank charges	60	72
Other	578	567
Total non-interest expense	7,999	8,020
Income before income tax expense (benefit)	131	305
Income tax expense (benefit)	(98)	139
Net income	$ 229	$ 166
Net income per common share basic and diluted	$ 0.13	$ 0.10
Weighted average number of common shares outstanding basic and diluted	1,704,757	1,698,705